LAND USE RIGHTS AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS AND INTANGIBLE ASSETS [Text Block]
10.	LAND USE RIGHTS AND INTANGIBLE ASSETS

(a) Deposits for purchase of land use rights

As of December 31, 2012, deposits for purchase of land use rights represent deposits for purchase of land use rights in Dongguan City of approximately $19.09 million (RMB120.26 million) by IST. As of December 31, 2011, deposits for the purchase of land use right also included additional land rights previous paid for an increase in plot ratios under existing land use rights in Fuyong County of Shenzhen of approximately $8.68 million (RMB55.16 million). In 2012 the certificate for the Fuyong County land use rights was obtained and the balance was transferred to land use rights.

(b) Land use rights

As of December 31, 2012 and 2011, land use rights consist of:

	December 31,	December 31
	2012	2011
Land use rights	$13,340,419	$2,054,259
Less: accumulated amortization	(218,056)	(97,643)
Land use rights, net	$13,122,363	$1,956,616

Amortization expense for the years ended December 31, 2012, 2011 and 2010 was $120,000, $44,000 and $42,000, respectively.

Estimated amortization for the next five years and thereafter is as follows:
2013	303,785
2014	303,785
2015	303,785
2016	303,785
2017	303,785
Thereafter	11,603,438
Total	$13,122,363

(c) Intangible assets

As of December 31, 2012 and 2011, intangible assets consist of:

	December 31,	December 31
	2012	2011
Software development costs	$11,611,432	$9,489,011
Technology	7,779,315	7,715,591
Trademarks	4,489,623	4,452,846
Customer base	318,988	316,374
Sub-Total	24,199,358	21,973,822
Less: accumulated amortization	(9,782,382)	(7,593,363)
Intangible assets, net	$14,416,976	$14,380,459

Amortization expense for the years ended December 31, 2012, 2011 and 2010 was approximately $2.17 million, $1.71 million and $1.75 million, respectively.

Estimated amortization for the next five years and thereafter is as follows:

2013	2,046,450
2014	2,046,450
2015	2,046,450
2016	2,046,450
2017	1,638,781
Thereafter	4,592,395
Total	$14,416,976